UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-21566

BlackRock Global Floating Rate Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:    888-825-2257

Date of fiscal year end:    December 31, 2004

Date of reporting period:    December 31, 2004

Item 1. Reports to Shareholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

DECEMBER 31, 2004

BlackRock Advantage Term Trust (BAT)

BlackRock Global Floating Rate Income Trust (BGT)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1
Trusts’ Summaries	2
Portfolios of Investments	5
Financial Statements
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Cash Flows	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	34
Directors/Trustees Information	35
Dividend Reinvestment Plans	38
Additional Information	38

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

     December 31, 2004

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of December 31, 2004.

Trust (Ticker)	Yield[1]	Market Price	NAV

BlackRock Advantage Term Trust (BAT)	6.69%	$10.47	$10.49

BlackRock Global Floating Rate Income Trust (BGT)	6.01	18.63	19.21

BlackRock Preferred Opportunity Trust (BPP)	7.88	25.39	25.88

[1]	Yield is based on market price.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of December 31, 2004, BlackRock managed $239 billion in bonds, including 20 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., are wholly owned subsidiaries of BlackRock, Inc.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,
Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

CONSOLIDATED TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Advantage Term Trust (BAT)

Trust Information

Symbol on New York Stock Exchange:	BAT

Initial Offering Date:	April 27, 1990

Termination Date (on or shortly before):	December 31, 2005

Closing Market Price as of 12/31/04:	$10.47

Net Asset Value as of 12/31/04:	$10.49

Yield on Closing Market Price as of 12/31/04 ($10.47):[1]	6.69%

Current Monthly Distribution per Share:[2]	$0.058333

Current Annualized Distribution per Share:[2]	$0.699996

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$10.47	$11.30	(7.35)%	$11.47	$10.35

NAV	$10.49	$11.40	(7.98)%	$11.48	$10.48

The following chart shows the portfolio composition of the Trust’s long-term investments:

 Portfolio Composition

Composition	December 31, 2004	December 31, 2003

U.S. Government and Agency Zero
Coupon Bonds	76%	72%

Agency Multiple Class Mortgage
Pass-Through Securities	6	4

Taxable Municipal Bonds	5	5

Corporate Bonds	5	4

U.S. Government and Agency Securities	2	1

Principal Only Mortgage-Backed Securities	2	2

Commercial Mortgage-Backed Securities	2	2

Inverse Floating Rate Mortgage Securities	1	1

Interest Only Mortgage-Backed Securities	1	1

Mortgage Pass-Through Securities	—	1

Stripped Money Market Instruments	—	7

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Global Floating Rate Income Trust (BGT)

Trust Information

Symbol on New York Stock Exchange:	BGT

Initial Offering Date:	August 30, 2004

Closing Market Price as of 12/31/04:	$18.63

Net Asset Value as of 12/31/04:	$19.21

Yield on Closing Market Price as of 12/31/04 ($18.63):[1]	6.01%

Current Quarterly Distribution per Share:[2]	$0.0933

Current Annualized Distribution per Share:[2]	$1.1196

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the Trust’s market price and NAV:

	12/31/04	High	Low

Market Price	$18.63	$ 20.02	$18.33

NAV	$19.21	$19.29	$19.04

The following chart shows the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	December 31, 2004

Foreign Government Bonds	22%

Media	13

Basic Materials	10

Consumer Products	9

Energy	8

Health Care	7

Entertainment & Leisure	6

Telecommunications	5

Containers & Packaging	3

Financial Institutions	3

Real Estate	3

Technology	2

Automotive	2

Building & Development	2

Conglomerates	1

Aero & Defense	1

Ecological Services & Equipment	1

Industrials	1

Transportation	1

Corporate Credit Breakdown[3]

Credit Rating	December 31, 2004

BBB/Baa	21%

BB/Ba	20

B	29

CCC	2

Not Rated	28

_______________
3 Using the higher of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represent approximately 18.1% of December 31, 2004, net assets.

CONSOLIDATED TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Preferred Opportunity Trust (BPP)

Trust Information

Symbol on New York Stock Exchange:	BPP

Initial Offering Date:	February 28, 2003

Closing Market Price as of 12/31/04:	$25.39

Net Asset Value as of 12/31/04:	$25.88

Yield on Closing Market Price as of 12/31/04 ($25.39):[1]	7.88%

Current Monthly Distribution per Share:[2]	$0.166667

Current Annualized Distribution per Share:[2]	$2.000004

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$25.39	$24.83	2.26%	$25.50	$21.25

NAV	$25.88	$25.58	1.17%	$26.48	$24.18

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

Composition	December 31, 2004	December 31, 2003

Financial Institutions	71%	63%

Real Estate	12	9

Energy	7	13

Media	3	2

Consumer Products	2	2

Telecommunications	1	2

Automotive	1	1

Basic Materials	1	—

Containers & Packaging	1	—

Conglomerates	—	1

Transportation	—	1

Other	1	6

Credit Breakdown[3]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	1%	1%

AA/Aa	20	16

A	33	32

BBB/Baa	27	30

BB/Ba	10	8

B	9	12

Not Rated	—	1

3 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating.

CONSOLIDATED PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Advantage Term Trust (BAT)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—126.2%
			Mortgage Pass-Through Securities—0.5%
	$158		Federal Home Loan Mortgage Corp., 6.50%, 8/01/25 - 10/01/25	$166,822
	1		Federal National Mortgage Assoc., 9.50%, 7/01/20	1,239
	262		Government National Mortgage Assoc., 8.00%, 1/15/26 - 7/15/27	284,745

			Total Mortgage Pass-Through Securities	452,806

			Agency Multiple Class Mortgage Pass-Through Securities—7.9%
			Federal Home Loan Mortgage Corp.,
	640		Ser. 2534, Class NG, 3/15/22	640,351
	1,751		Ser. 2772, Class GF, 4/15/34	1,754,617
	158		Ser. 2822, Class WZ, 7/15/19	157,195
	923		Ser. 2822, Class ZH, 5/15/33	926,098
	2,914		Ser. 2865, Class OA, 8/15/07	2,924,956
	122		Federal National Mortgage Assoc., Ser. 43, Class E, 4/25/22	126,843
	1,407		Government National Mortgage Assoc., Ser. 88, Class ZB, 10/20/34	1,402,397

			Total Agency Multiple Class Mortgage Pass-Through Securities	7,932,457

			Inverse Floating Rate Mortgage Securities—1.3%
			Federal Home Loan Mortgage Corp.,
	77	[2]	Ser. 1621, Class SH, 10.542%, 11/15/22	78,270
	829	[2]	Ser. 2752, Class SV, 13.164%, 9/15/33	836,230
	303	[2]	Federal National Mortgage Assoc., Ser. 190, Class S, 18.21%, 11/25/07	340,031

			Total Inverse Floating Rate Mortgage Securities	1,254,531

			Interest Only Mortgage-Backed Securities—0.7%
	8,000		Deutsche Mortgage Secs., Inc. Mortgage Loan Trust, Ser. 2, Class AIO, 2/25/06	220,320
			Federal Home Loan Mortgage Corp.,
	105		Ser. 1543, Class VU, 4/15/23	13,658
	139		Ser. 1588, Class PM, 9/15/22	4,335
	4,189		Ser. 2543, Class IJ, 10/15/12	232,585
	2,578		Ser. 2620, Class WI, 4/15/33	222,696
			Federal National Mortgage Assoc.,
	133		Ser. 188, Class VA, 3/25/13	2,844
	354		Ser. 194, Class PV, 6/25/08	9,198
	136		Ser. 223, Class PT, 10/25/23	12,639

			Total Interest Only Mortgage-Backed Securities	718,275

			Principal Only Mortgage-Backed Securities—2.2%
AAA	10	[2]	Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	9,497
			Federal National Mortgage Assoc.,
	1,444		Ser. 193, Class E, 9/25/23	1,016,159
	1,353		Ser. 225, Class ME, 11/25/23	1,132,733

			Total Principal Only Mortgage-Backed Securities	2,158,389

			Commercial Mortgage-Backed Securities—2.0%
Aaa	1,868	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	1,976,131

			Asset-Backed Securities—0.0%
NR	397	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	7,937
NR	850	[2,4,5]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	8,497

			Total Asset-Backed Securities	16,434

			Collateralized Mortgage Obligation Residuals—0.0%
	10		Federal Home Loan Mortgage Corp., Ser. 1035, Class R, 1/15/21	0

			U.S. Government and Agency Zero Coupon Bonds—96.3%
	12,407		Aid to Israel, 2/15/05 - 8/15/05	12,290,628
	11,026	[6]	Financing Corp. (FICO) Strips, 12/06/05	10,729,996
			Government Trust Certificates,
	5,220		Israel, Ser. 2F, 5/15/05	5,167,330
	13,760		Turkey, Ser. T-1, 5/15/05	13,621,162
	22,926	[6]	Resolution Funding Corp., 7/15/05	22,658,225
	6,216		Tennessee Valley Authority, 11/01/05	6,065,448

See Notes to Financial Statements.

BlackRock Advantage Term Trust (BAT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			U.S. Government and Agency Zero Coupon Bonds—(cont’d)
			U.S. Treasury Strips,
	$18,000	[6]	8/15/05	$17,715,528
	8,000		11/15/05	7,812,192

			Total U.S. Government and Agency Zero Coupon Bonds	96,060,509

			Corporate Bonds—5.6%
			Energy—1.1%
BBB+	1,000	[3]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	1,064,520

			Financial Institutions—2.0%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	982,347
NR	1,070	[3]	Equitable Life Assurance Society, zero coupon, 6/01/05 - 12/01/05	1,033,875

				2,016,222

			Telecommunications—1.1%
A	1,000		Alltel Corp., 7.50%, 3/01/06	1,048,740

			Transportation—1.4%
NR	1,453		Union Pacific Corp., zero coupon, 5/01/05	1,435,653

			Total Corporate Bonds	5,565,135

			U.S. Government and Agency Securities—3.0%
	360		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	375,952
			U.S. Treasury Notes,
	1,450		3.50%, 11/15/06	1,462,235
	1,150		4.00%, 2/15/14	1,134,544

			Total U.S. Government and Agency Securities	2,972,731

			Taxable Municipal Bonds—6.7%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	971,140
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	989,740
Aaa	1,067		Kern Cnty. California Pension Oblig., zero coupon, 2/15/05 - 8/15/05	1,046,816
			Long Beach California Pension Oblig.,
NR	1,068		zero coupon, 3/01/05 - 9/01/05	1,046,043
AAA	500		7.09%, 9/01/09	564,328
			Los Angeles Cnty. California Pension Oblig.,
Aaa	34		zero coupon, 6/30/05	33,320
Aaa	1,000		6.77%, 6/30/05	984,350
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,078,650

			Total Taxable Municipal Bonds	6,714,387

			Total Long-Term Investments (cost $122,868,063)	125,821,785
			SHORT-TERM INVESTMENT—14.3%
			U.S. Government and Agency Zero Coupon Bond
	14,300		Federal Home Loan Bank, zero coupon, 1/03/05 (cost $14,299,007)	14,299,007

			Total investments—140.5% (cost $137,167,070)	$140,120,792
			Liabilities in excess of other assets —(40.5)%	(40,388,065)

			Net Assets—100%	$99,732,727

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security interest rate is as of December 31, 2004.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 4.1% of its net assets, with a current market value of $4,082,463, in securities restricted as to resale.
[4]	Security is fair valued.
[5]	Illiquid securities representing 0.02% of net assets.
[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Global Floating Rate Income Trust (BGT)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—156.5%
			Corporate Bonds—18.1%
			Automotive—0.2%
BB+	$750		Arvinmeritor, Inc., 8.75%, 3/01/12	$862,538

			Basic Materials—1.3%
B-	700	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	786,625
B+	665	[2]	Boise Cascade LLC, 5.005%, 10/15/12	689,938
B1	750	[2]	Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	802,500
BB+	225		Georgia Pacific Corp., 8.00%, 1/15/24	263,250
Ba3	750		Hercules, Inc., 6.75%, 10/15/29	774,375
B-	750		Huntsman Intl., LLC, 9.875%, 3/01/09	824,062
BB	225		Intl. Steel Group, Inc., 6.50%, 4/15/14	241,875
			Lyondell Chemical Co.,
B+	300		11.125%, 7/15/12	355,500
B+	300		Ser. A, 9.625%, 5/01/07	330,000
B-	750		Nalco Co., 8.875%, 11/15/13	823,125

				5,891,250

			Building & Development—0.2%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 6.29875%, 10/01/10 (Canada)	1,026,980

			Conglomerates—0.2%
B	750		Trimas Corp., 9.875%, 6/15/12	795,000

			Consumer Products—0.4%
B2	1,000	[2]	Duane Reade, Inc., 7.01%, 12/15/10	1,018,750
B-	400		Lazy Days RV Center, Inc., 11.75%, 5/15/12	435,000
B+	350		Stoneridge, Inc., 11.50%, 5/01/12	408,188

				1,861,938

			Containers & Packaging—0.2%
B	750		Crown European Holdings SA, 10.875%, 3/01/13 (France)	886,875

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Inc., Ser. B, 5.75%, 2/15/11	587,500

			Energy—8.5%
BB	750	[2]	AES Corp., 9.00%, 5/15/15	857,812
B	750		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	828,750
B1	750		Edison Mission Energy, 10.00%, 8/15/08	862,500
B-	750		El Paso Production Holding Co., 7.75%, 6/01/13	787,500
NR	14,430		Gazprom, 9.625%, 3/01/13 (Russia)	17,109,651
B	750		Hanover Compressor Co., 9.00%, 6/01/14	840,000
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	768,325
B1	750	[2]	NRG Energy, Inc., 8.00%, 12/15/13	817,500
Baa1	12,700		Pemex Project Funding Master Trust, Ser. 15, 3.87%, 10/15/09	13,303,250
Baa1	800		Petroleos Mexicanos, 9.375%, 12/02/08 (Mexico)	939,200
			Reliant Energy, Inc.,
BB-	250		6.75%, 12/15/14	250,000
BB-	750		9.25%, 7/15/10	840,000
BB-	300		Swift Energy Co., 7.625%, 7/15/11	324,750

				38,529,238

			Entertainment & Leisure—0.2%
BB+	750		MGM Mirage, 5.875%, 2/27/14	738,750

			Financial Institutions—2.4%
BB	750		Crum & Forster Holdings Corp., 10.375%, 6/15/13	836,250
NR	5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,729,113
Baa2	3,000	[2]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,135,000
BBB	25		Marsh & McLennan Cos, Inc., 2.193%, 7/13/07	24,505
B3	750	[2]	Rainbow National Services LLC, 8.75%, 9/01/12	821,250
B-	300	[2]	Universal City Florida Holding Co., 7.20%, 5/01/10	312,750

				10,858,868

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Health Care—0.5%
B-	$750		IASIS Healthcare LLC, 8.75%, 6/15/14	$817,500
B-	650		Universal Hospital Services, Inc., 10.125%, 11/01/11	676,000
B2	750	[2]	US Oncology, Inc., 9.00%, 8/15/12	838,125

				2,331,625

			Industrials—0.3%
B-	400		Cenveo Corp., 7.875%, 12/01/13	372,000
CCC+	350	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	349,125
B+	750		United Rentals NA, Inc., 7.00%, 2/15/14	705,000

				1,426,125

			Media—0.8%
CCC+	750		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	795,000
BB-	350	[2]	Choctaw Resort Development Enterprise, 7.25%, 11/15/19	353,500
BB-	750		Echostar DBS Corp., 6.375%, 10/01/11	768,750
B	750		Primedia, Inc., 7.625%, 4/01/08	759,375
B-	750	[2]	WMG Holdings Corp., 6.905%, 12/15/11	755,625

				3,432,250

			Real Estate—1.3%
BB+	6,350		Rouse Co., 5.375%, 11/26/13	6,090,920

			Technology—0.2%
Ba3	750		Celestica, Inc., 7.875%, 7/01/11 (Canada)	804,375

			Telecommunications—1.0%
			Cincinnati Bell, Inc.,
B+	400		7.25%, 7/15/13	410,000
B-	400		8.375%, 1/15/14	406,000
			Dobson Cellular Systems, Inc.,
B2	325	[2]	6.96%, 11/01/11	336,375
B2	350	[2]	8.375%, 11/01/11	361,375
BB+	750		Nextel Communications, Inc., 5.95%, 3/15/14	778,125
			Qwest Corp.,
BB	750	[2]	7.875%, 9/01/11	813,750
B+	750	[2]	14.00%, 12/15/10	901,875
BB	400	[2]	Rogers Wireless Communications, Inc., 5.525%, 12/15/10	419,000

				4,426,500

			Transportation—0.3%
B3	400	[2]	Horizon Lines LLC, 9.00%, 11/01/12	432,000
B+	750		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	802,500

				1,234,500

			Total Corporate Bonds	81,785,232

			Bank Loans—105.4%
			Aerospace & Defense—1.7%
	2,985		CACI Intl., Inc., Term Loan, LIBOR + 1.50%, 2/04/07	3,016,678
	2,000		MRO Acquisition LLC, Term Loan, LIBOR + 5.25%, 9/15/11	2,018,750
	2,631		Standard Aero, Inc., Term Loan, LIBOR + 2.50%, 8/18/12	2,665,298

				7,700,726

			Automotive—3.0%
	1,897		Plastech, Inc., Term Loan B, LIBOR + 2.75%, 2/12/10	1,924,297
	1,750		Polar Corp., Term Loan, LIBOR, 5/30/10	1,785,000
	3,000		Progressive Moulded Products, Ltd., Term Loan B, LIBOR + 2.50%, 8/30/11	3,003,750
	3,000		TI Group Automotive Systems NA, Term Loan C, LIBOR + 3.25%, 6/30/11	2,960,625
			TRW Automotive, Inc.,
	1,500		Term Loan, LIBOR + 1.50%, 6/30/12	1,501,875
	2,500		Term Loan E, LIBOR + 1.50%, 10/31/10	2,510,157

				13,685,704

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Basic Materials—13.7%
	$2,985	Appleton Papers, Inc., Term Loan, LIBOR + 2.25%, 6/30/10	$3,016,343
		Boise Cascade LLC,
	4,000	Term Loan B, LIBOR + 2.25%, 10/31/11	4,043,332
	4,178	Term Loan C, LIBOR + 2.25%, 10/31/10	4,183,305
		Buckeye Technologies, Inc., Term Loan,
	904	LIBOR + 2.50%, 4/15/10	915,466
	69	PRIME + 1.50%, 4/15/10	70,342
		Celanese AG, Term Loan
	1,995	LIBOR + 2.25%, 6/03/11	2,013,288
	620	LIBOR + 2.50%, 6/03/11	626,056
	2,000	Cognis Deutschland, Term Loan, LIBOR + 4.75%, 11/15/13	2,070,000
	1,638	Foundation Coal Corp., Term Loan B, LIBOR + 2.50%, 7/30/11	1,660,824
	997	Hercules, Inc., Term Loan B, LIBOR + 1.75%, 4/07/10	1,001,976
	3,000	Huntsman Intl., LLC, Term Loan B, LIBOR + 2.50%, 12/31/10	3,030,000
	5,500	Huntsman LLC, Term Loan, LIBOR + 3.50%, 3/30/10	5,591,669
		Innophos, Inc., Term Loan,
	3,228	LIBOR + 2.75%, 8/15/10	3,264,591
	764	0.50%, 8/15/10	772,227
	4,882	Invista, Term Loan, LIBOR + 2.75%, 4/30/11	4,964,743
	1,231	Koch Cellulose, LLC, Term Loan, LIBOR + 2.25%, 5/01/11	1,239,981
		Kraton Polymers, LLC, Term Loan,
	222	LIBOR + 2.75%, 12/15/10	224,699
	1	PRIME + 1.50%, 12/15/10	567
	5,831	Nalco Co., Term Loan B, LIBOR + 2.00%, 11/04/10	5,909,071
	988	Professional Paint, Inc., Term Loan, LIBOR + 3.25%, 9/30/11	999,844
	1,990	Ripplewood Phosphorus US, LLC, Term Loan, LIBOR + 3.00%, 7/16/11	2,014,875
	6,500	Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.25%, 8/15/12	6,537,576
	2,458	Rollcoater, Term Loan, LIBOR + 3.25%, 11/30/10	2,452,188
		United Industries Corp., Term Loan,
	2,985	LIBOR + 2.50%, 4/30/11	3,029,775
	1,990	LIBOR + 4.50%, 4/30/11	2,019,850

			61,652,588

		Building & Development—2.5%
	2,000	Juno Lighting, Inc., Term Loan, LIBOR + 5.50%, 5/10/11	2,027,500
	2,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	2,027,500
		Nortek, Inc., Term Loan,
	929	LIBOR + 2.50%, 8/24/11	943,080
	69	PRIME + 1.50%, 8/24/11	70,006
		Ply Gem Industries, Inc.,
	1,500	Term Loan B, LIBOR + 2.50%, 10/01/11	1,515,000
	306	CND Term Loan, LIBOR + 2.50%, 10/01/11	309,075
	1,691	USD Term Loan, LIBOR + 2.50%, 10/01/11	1,708,394
	2,500	Resolution Specialty Materials, Term Loan, LIBOR + 2.75%, 8/15/10	2,534,375

			11,134,930

		Business Equipment & Services—0.2%
	1,000	Latham Intl. Ltd., Term Loan, LIBOR + 4.00%, 12/31/10	995,000

		Conglomerates—3.0%
	3,483	Honeywell Security Group, Term Loan B, LIBOR + 4.00%, 6/28/10	3,512,972
		Invensys Intl. Holdings Ltd., Term Loan,
	2,000	LIBOR + 4.75%, 11/30/09	2,052,500
	4,000	LIBOR + 3.00%, 3/05/09	3,980,000
	984	Term Loan B1, LIBOR + 3.50%, 8/30/09	997,999
	2,736	Polypore, Inc., Term Loan, LIBOR + 2.25%, 11/15/11	2,770,453

			13,313,924

		Consumer Products—14.1%
		Ames True Temper, Inc., Term Loan B,
	1,986	LIBOR + 3.00%, 6/23/11	2,008,675
	4	PRIME + 1.75%, 6/23/11	4,335

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Consumer Products—(cont’d)
		Berkline/BenchCraft Holdings, LLC,
	$2,000	Term Loan, PRIME + 6.75%, 4/30/12	$2,020,000
	2,000	Term Loan B, PRIME + 6.75%, 10/31/11	2,005,000
	1,000	Carrols Corp., Term Loan, LIBOR + 2.50%, 12/31/10	1,015,000
	1,820	Church & Dwight Co., Inc., Term Loan B, LIBOR + 1.75%, 5/31/11	1,839,620
	1,566	CKE Restaurants, Inc., Term Loan, LIBOR + 2.75%, 5/17/09	1,589,914
	1,977	Coinmach Service Corp., Term Loan B, LIBOR + 3.00%, 7/30/09	1,996,629
	2,000	Constellation Brands, Inc., Term Loan, LIBOR + 1.75%, 12/31/11	2,026,500
	750	Culligan Water Co., Term Loan B, LIBOR + 2.75%, 10/15/11	761,250
	3,500	Denny’s Corp., Term Loan, LIBOR, 8/25/10	3,591,875
	3,000	Desa LLC, Term Loan, PRIME + 2.00%, 12/30/11	3,022,500
	998	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/15/09	1,012,463
	500	Herbalife, Term Loan, LIBOR + 2.25%, 12/31/10	506,250
	1,500	Jarden Corp., Term Loan, LIBOR + 2.00%, 1/15/12	1,513,125
	1,845	Knoll, Inc., Term Loan, LIBOR + 3.00%, 10/15/11	1,862,000
	1,000	Landrys Restaurants, Term Loan, LIBOR + 1.75%, 12/31/10	1,010,000
	2,921	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/14/11	2,953,914
		Maidenform, Inc., Term Loan,
	297	LIBOR + 2.25%, 5/14/10	299,591
	587	LIBOR + 7.50%, 5/11/11	598,358
	2,944	National Bedding Co., LLC, Term Loan B, LIBOR + 2.25%, 8/25/08	2,973,599
	3,500	Olympus Cable Holdings, LLC, Term Loan B, PRIME + 2.00%, 9/30/10	3,474,296
		Oriental Trading Co., Inc., Term Loan,
	1,441	LIBOR + 2.75%, 8/06/10	1,444,187
	1,000	LIBOR + 6.00%, 12/02/10	1,015,417
	5,496	OSI Group LLC, Term Loan, LIBOR + 2.50%, 9/15/11	5,564,883
	2,838	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 7/15/10	2,861,145
		Prestige Brands Holdings, Inc., Term Loan B,
	1,985	LIBOR, 4/07/11	2,004,850
	5	PRIME + 1.75%, 4/07/11	5,050
	1,000	Propex Fabrics, Inc., Term Loan, LIBOR + 2.25%, 12/31/10	1,005,000
		R.H. Donnelley, Inc.,
	722	Term Loan, LIBOR + 1.75%, 6/30/11	728,718
	2,190	Term Loan D, LIBOR + 1.75%, 12/31/11	2,210,790
	2,993	Rite Aid Corp., Term Loan, LIBOR + 1.75%, 9/15/09	3,007,463
	1,000	Travel Centers of America, Inc., Term Loan C, LIBOR + 1.75%, 11/30/11	1,007,500
		United Subcontractors, Inc., Term Loan,
	4,000	LIBOR + 3.25%, 4/21/11	4,010,000
	500	LIBOR + 7.00%, 10/21/11	503,750

			63,453,647

		Containers & Packaging—4.7%
	2,715	Berry Plastics Corp., Term Loan C, LIBOR + 2.00%, 3/11/11	2,747,637
		FlexSol Packaging Corp., Term Loan,
	1,000	LIBOR + 3.25%, 11/30/11	1,002,500
	1,000	LIBOR + 7.00%, 11/30/12	1,015,000
		Graham Packaging Co., Inc.,
	6,500	Term Loan B, LIBOR, 10/01/11	6,583,571
	2,000	Term Loan C, LIBOR, 4/01/12	2,049,000
	3,576	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 8/08/10	3,636,358
	1,000	Smurfit Stone Containter Corp., Term Loan B, LIBOR + 2.00%, 11/01/11	1,014,250
	2,985	Solo Cup Co., Term Loan, LIBOR + 2.50%, 2/27/11	3,037,199

			21,085,515

		Ecological Services & Equipment—1.3%
	1,963	Allied Waste NA, Inc., Term Loan B, LIBOR + 2.75%, 1/15/10	1,987,281
	3,773	Envirosolutions, Inc., Term Loan, LIBOR + 4.50%, 2/28/09	3,759,033

			5,746,314

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Energy—4.5%
	$1,500	AES Corp., Term Loan, LIBOR + 2.25%, 4/30/08	$1,521,875
		Belden & Blake Corp., Term Loan,
	1,780	LIBOR + 2.75%, 7/15/11	1,786,675
	15	PRIME + 1.75%, 7/15/11	15,056
	500	Coleto Creek WLE LP, Term Loan C, LIBOR + 3.50%, 8/05/12	508,334
	1,990	Dynegy Holdings, Inc., Term Loan, LIBOR + 4.00%, 5/10/10	2,018,606
		El Paso Corp., Term Loan B,
	1,250	LIBOR + 2.75%, 11/30/09	1,259,722
	750	LIBOR + 2.85%, 11/30/09	755,834
	500	Mainline LP, Term Loan, LIBOR + 2.375%, 12/31/11	505,000
		Reliant Energy, Inc.,
	2,000	Term Loan, LIBOR + 4.00%, 3/15/07	2,033,000
	6,000	Term Loan B, LIBOR + 2.375%, 4/30/10	6,070,002
		Semgroup, LP, Term Loan B,
	1,980	LIBOR + 3.25%, 9/01/10	2,007,225
	20	PRIME + 1.75%, 9/01/10	20,275
		Texas Genco LLC,
	585	Term Loan, 5.00%, 12/15/11	592,132
	1,415	Term Loan B, LIBOR + 2.00%, 12/15/11	1,433,835

			20,527,571

		Entertainment & Leisure—8.5%
	1,000	Blockbuster Entertainment Corp., Term Loan B, LIBOR + 2.50%, 8/20/11	995,000
	1,990	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 5/14/11	2,015,372
	1,940	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	1,954,467
	3,000	Kerasotes Theatres, Inc., Term Loan B, LIBOR + 2.75%, 11/01/11	3,045,000
	4,987	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 8/15/11	5,049,843
	2,000	Marina District Finance Co., Inc., Term Loan B, LIBOR + 4.50%, 10/15/11	2,015,000
	2,000	MGM Mirage, Term Loan B, LIBOR + 2.50%, 4/30/11	2,004,000
	1,573	Penn National Gaming, Inc., Term Loan D, LIBOR + 2.50%, 9/01/07	1,577,062
	1,000	Universal City Development Partners, Ltd., Term Loan B, LIBOR + 2.00%, 6/30/12	1,015,000
	1,724	Venetian Casino Resorts LLC, Term Loan B, LIBOR + 1.50%, 8/15/11	1,751,694
	4,241	Wallace Theaters, Term Loan, LIBOR + 3.25%, 8/01/09 - 1/21/10	4,301,745
		Wyndham Intl., Inc.,
	6,099	Term Loan I, LIBOR + 4.75%, 6/30/06	6,128,610
	2,373	Term Loan II, LIBOR + 5.75%, 4/01/06	2,389,921
	4,000	Wynn Resorts, Term Loan, LIBOR + 2.45%, 12/31/11	4,046,669

			38,289,383

		Financial Institutions—2.4%
	1,872	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 3/15/10	1,897,917
	4,000	Jostens, Inc., Term Loan C, LIBOR + 2.00%, 10/15/11	4,025,716
	1,995	Refco Finance Holdings LLC, Term Loan B, LIBOR, 7/30/11	2,015,948
		Titan Corp., Term Loan B,
	2,982	LIBOR + 3.25%, 4/24/09	3,016,994
	10	PRIME + 1.50%, 4/24/09	9,953

			10,966,528

		Foreign Government—1.4%
	6,400	Kingdom of Morocco, LIBOR + 0.8125%, 1/02/09	6,280,000

		Health Care—10.6%
	5,975	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 8/05/11	6,012,331
	1,617	Advanced Medical Optics, Term Loan B, LIBOR + 2.25%, 6/30/07	1,630,750
	4,000	Arizant, Inc., Term Loan, LIBOR + 3.75%, 8/15/10	4,015,000
	7,431	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/15/11	7,485,951
	4,846	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 6/30/10	4,884,013
	750	Cooper Companies, Term Loan, LIBOR + 1.75%, 11/15/11	759,375
	2,977	Davita, Inc., Term Loan B, LIBOR + 2.00%, 6/30/10	2,980,099
	2,000	HealthSouth Corp., Term Loan, LIBOR, 1/15/11	2,187,500
	2,985	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.50%, 6/30/11	3,025,423
	2,743	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 6/30/11	2,782,714
	2,539	Kinetic Concepts, Inc., Term Loan B2, LIBOR + 1.75%, 8/05/10	2,554,287

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Health Care—(cont’d)
	$875	Medco Health Solutions, Term Loan, LIBOR + 1.25%, 3/13/08	$879,740
	1,000	Pacificare Health Systems, Inc., Term Loan B, LIBOR + 1.50%, 12/15/10	1,000,000
	4,993	US Oncology, Inc., Term Loan, LIBOR + 2.75%, 6/30/11	5,036,184
	3,098	Vanguard Health Systems, Term Loan, LIBOR + 3.25%, 9/30/11	3,144,737

			48,378,104

		Industrials—0.8%
	664	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	670,231
	1,000	Exide Technologies, Term Loan, LIBOR + 3.50%, 5/01/10	980,000
	2,000	Tinnerman Palnut Engineered Products, Inc., Term Loan, LIBOR + 7.25%, 11/01/11	2,050,000

			3,700,231

		Media—19.1%
		Advertising Directory Solutions,
	1,000	Term Loan, LIBOR + 3.75%, 5/30/12	1,019,000
	3,000	Term Loan B, LIBOR + 2.00%, 11/30/11	3,022,500
	2,000	Alliance Atlantis, Term Loan B, PRIME + 7.50%, 11/30/11	2,025,000
	1,995	Bragg Communications, Inc., Term Loan B, LIBOR + 2.50%, 9/15/11	2,019,938
	1,000	Bresnan Communications LLC, Term Loan B, LIBOR + 3.50%, 9/30/10	1,013,125
		Century TCI California LP,
	2,000	Term Loan, PRIME + 0.75%, 12/31/07	1,994,000
	10,000	Term Loan B, LIBOR + 2.50%, 12/31/09	9,928,570
		Charter Communications Operating, LLC,
	5,995	Term Loan A, LIBOR, 4/27/10	5,998,124
	1,995	Term Loan B, LIBOR + 3.25%, 4/30/11	1,996,039
		Dex Media East, LLC, Term Loan B,
	3,918	LIBOR + 1.75%, 12/31/08	3,957,290
	52	PRIME + 0.75%, 12/31/08	52,103
		Dex Media West, LLC,
	1,160	Term Loan A, LIBOR + 2.00%, 9/10/09	1,169,467
	18	Term Loan A, PRIME + 1.00%, 9/10/09	18,744
	1,842	Term Loan B, LIBOR + 1.75%, 9/01/09	1,859,006
	28	Term Loan B, PRIME + 0.75%, 9/01/09	28,035
	2,000	Emmis Operating Co., Term Loan B, LIBOR, 5/15/12	2,018,334
	4,750	Freedom Communications, Inc., Term Loan, LIBOR + 1.75%, 4/04/12	4,818,875
		Insight Midwest Holdings, LLC,
	4,681	Term Loan A, LIBOR + 1.50%, 6/30/09	4,674,026
	997	Term Loan B, LIBOR + 2.75%, 1/06/10	1,012,166
	3,483	Media News, Term Loan C, LIBOR + 3.125%, 8/25/10	3,499,912
	2,300	Mediacom Broadband LLC, Term Loan A, LIBOR + 1.50%, 3/31/10	2,284,907
	2,000	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,005,000
	698	NEP Supershooters LP, Term Loan, LIBOR + 4.00%, 2/01/11	709,597
	2,000	New Skies Satellites, Term Loan B, LIBOR + 2.75%, 4/12/11	2,025,834
	2,985	Nexstar Broadcasting, Inc., Term Loan D, LIBOR + 1.75%, 12/31/10	2,992,463
	5,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 4/13/12	5,025,000
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 4/01/12	2,528,125
		Transwestern Publishing Co., Term Loan,
	1,500	LIBOR + 2.25%, 2/25/11	1,516,407
	2,987	LIBOR + 4.50%, 2/25/12	3,028,544
	2,985	Warner Music Group, Corp., Term Loan B, LIBOR + 2.75%, 4/08/11	3,022,274
		Western Wireless Corp.,
	5,766	Term Loan A, LIBOR + 2.25%, 5/28/10	5,792,607
	2,993	Term Loan B, LIBOR + 3.00%, 5/30/11	3,036,319

			86,091,331

		Real Estate—2.7%
		General Growth Properties,
	3,000	Term Loan A, LIBOR + 2.25%, 11/12/07	2,998,635
	3,500	Term Loan B, LIBOR + 2.25%, 11/12/08	3,508,750
		Headwaters, Inc., Term Loan,
	3,688	LIBOR + 3.25%, 4/30/11	3,732,056
	1,000	LIBOR + 5.50%, 4/30/11	1,030,833

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Real Estate—(cont’d)
		Lake Las Vegas Resort, Term Loan,
	$828	LIBOR + 2.50%, 10/13/09	$831,983
	172	PRIME, 10/13/09	173,330

			12,275,587

		Technology—3.3%
		Directed Electronics, Inc., Term Loan,
	2,762	LIBOR + 4.25%, 3/15/10	2,782,444
	154	PRIME + 3.25%, 3/15/10	155,000
	2,767	Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07	2,780,721
	1,990	Network Communications, Inc., Term Loan B, LIBOR + 4.00%, 6/15/11	2,009,900
	2,985	UGS PLM, Term Loan B, LIBOR + 2.25%, 5/30/11	3,029,775
	2,985	Verifone, Inc., Term Loan B, LIBOR + 2.50%, 6/30/11	3,029,776
	1,000	Westcom Corp., Term Loan B, PRIME + 1.75%, 12/31/10	1,015,000

			14,802,616

		Telecommunications—7.1%
	2,000	Atlantic Broadband Finance, LLC, Term Loan B, LIBOR + 3.25%, 1/30/11	2,037,500
	5,231	Centennial Cellular Operating Co., Term Loan B, LIBOR + 2.75%, 2/09/11	5,295,125
	2,000	Iowa Telecom, Term Loan B, LIBOR + 2.00%, 11/30/11	2,017,500
	1,995	Nextel Finance Co., Term Loan E, LIBOR + 2.25%, 12/15/10	1,996,086
	2,000	Nextel Partners Operating Corp., Term Loan C, LIBOR + 2.50%, 5/18/11	2,026,786
		PanAmSat Corp.,
	2,364	Term Loan, LIBOR + 2.50%, 8/20/09	2,372,464
	1,985	Term Loan B, LIBOR + 2.50%, 7/16/11	1,994,658
	5,000	Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	5,209,375
	4,500	Triton PCS, Inc., Term Loan, LIBOR + 3.75%, 11/15/09	4,550,625
	4,000	Valor Telecommunications LLC, Term Loan, LIBOR + 7.75%, 11/15/11	4,033,332

			31,533,451

		Transportation—0.8%
	2,500	Sirva Worldwide, Inc., Term Loan, LIBOR + 2.00%, 12/31/09	2,512,500
	1,184	Transport Industries, LP, Term Loan, LIBOR + 4.00%, 6/14/10	1,184,055

			3,696,555

		Total Bank Loans	475,309,705

		Foreign Government Bonds—33.0%
NR	8,714	Bolivarian Republic of Venezuela, 3.625%, 12/18/07	8,670,310
		Federative Republic of Brazil,
NR	14,400	3.125%, 4/15/05	13,932,885
NR	10,696	8.00%, 4/15/14	10,942,726
NR	14,435	8.299%, 6/29/09	16,997,213
BB-	2,400	Ser. B, 10.00%, 8/07/11	2,781,600
NR	1,600	Islamic Republic of Pakistan, 6.75%, 2/19/09	1,640,544
A-	800	Malaysia, 8.75%, 6/01/09	947,992
NR	3,500	Republic of Argentina, 1.98%, 8/03/12	2,975,000
NR	8,610	Republic of Bulgaria, 2.75%, 1/28/05	8,602,636
A	2,400	Republic of Chile, 6.875%, 4/28/09	2,649,288
BB+	7,665	Republic of Colombia, 9.75%, 4/09/11	8,776,076
NR	3,200	Republic of Costa Rica, 9.335%, 5/15/09	3,516,000
NR	2,400	Republic of Ecuador, 12.00%, 11/15/12	2,448,000
NR	800	Republic of El Salvador, 9.50%, 8/15/06	868,000
		Republic of Panama,
NR	12,714	2.75%, 1/18/05	11,983,202
BB+	840	8.25%, 4/22/08	930,300
		Republic of Peru,
NR	5,600	4.50%, 3/07/05	5,236,000
BB	2,400	9.125%, 1/15/08	2,736,000
BBB	2,400	Republic of South Africa, 7.375%, 4/25/12	2,732,400
NR	2,400	Republic of the Philippines, 8.875%, 4/15/08	2,591,694
BB-	2,400	Republic of Turkey, 12.00%, 12/15/08	2,931,600

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Foreign Government Bonds—(cont’d)
		Republic of Venezuela,
NR	$5,535	3.063%, 3/31/05	$5,507,697
B+	4,000	3.09%, 4/20/11	3,630,000
B	4,800	9.125%, 6/18/07	5,208,000
NR	2,000	11.00%, 3/05/08 EUR	3,180,411
		Ukraine,
B+	8,100[2]	5.33%, 8/05/09	8,483,616
B+	2,800[2]	6.875%, 3/04/11	2,856,000
Baa2	4,800	United Mexican States, 2.753%, 1/13/09	4,869,600

		Total Foreign Government Bonds	148,624,790

		Total Long-Term Investments (cost $697,309,968)	705,719,727

		SHORT-TERM INVESTMENT—7.3%
		U.S. Government and Agency Zero Coupon Bond
	33,200	Federal Home Loan Bank, zero coupon 1/03/05 (cost $33,197,694)	33,197,694

		Total investments—163.8% (cost $730,507,662)	$738,917,421
		Liabilities in excess of other assets —(9.8)%	(44,304,399)
		Preferred shares at redemption value, including dividends payable—(54.0)%	(243,485,706)
		Net Assets applicable to common shareholders—100%	$451,127,316

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 6.0% of its net assets, with a current market value of $27,169,471, in securities restricted as to resale.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR – European Monetary Unit

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004

BlackRock Preferred Opportunity Trust (BPP)

Rating[1]
(unaudited)	Shares		Description	Value

			LONG-TERM INVESTMENTS—141.9%
			Preferred Securities—54.2%
			Consumer Products—0.5%
BBB-	20,000	[2]	Dairy Farmers of America, Inc., 7.875%	$2,082,500

			Energy—3.9%
A-	45,200		Apache Corp., Ser. B, 5.68%	4,757,300
BBB+	900		Central Maine Power Co., 3.50%	55,183
BB+	5,000		Devon Energy Corp., Ser. A, 6.49%	510,000
B-	115,000		Hanover Compressor Cap. Trust, 7.25%, expires 12/14/29, price $17.875, 2.7972 shares	5,904,905
Baa3	275,000		Nexen, Inc., 7.35% (Canada)	7,397,500

				18,624,888

			Financial Institutions—34.0%
A3	600	[2]	ABN Amro NA, Inc., 6.46%	600,000
Aa3	400,000		BAC Capital Trust IV, 6.00%	10,028,000
A2	30,000	[2]	Banesto Hldgs. Ltd., Ser. A, 10.50% (Bailiwick of Guernsey)	990,000
A-	100,000		Bear Stearns Co., Inc., Ser. E, 6.15%	5,253,000
B+	60,000		Chevy Chase Preferred Cap. Corp., Ser. A, 10.375%	3,465,600
A3	23,600		Citigroup Cap. I, 6.75% (CORTS)	609,352
AA	40,000		Citigroup Cap. X, 6.10%	1,006,800
AA	50,000		Citigroup Cap. XI, 6.00%	1,246,500
BB	80,000		Colonial Cap. Trust IV, 7.875%	2,136,000
			Credit Suisse First Boston, Inc. (SATURNS)
Aa3	11,100		6.25%	281,718
Aa3	12,300		7.00%	320,954
BBB+	137,500		Everest Re Cap. Trust, 7.85% (Barbados)	3,798,437
BBB+	30,000		Everest Re Cap. Trust II, Ser. B, 6.20%	702,300
			Federal Home Loan Mortgage Corp.
AA-	121,150		Ser. F, 5.00%	5,209,450
AA-	102,958		Ser. H, 5.10%	4,488,969
AA	15,200		Financial Security Assurance Holdings Ltd., 5.60%	365,408
BBB-	277,200		First Republic Bank, 6.70%	7,354,476
BBB-	120,000		First Republic Preferred Cap. Corp., 7.25%	3,054,000
Aa3	85,000		Fleet Cap. Trust VII, 7.20%	2,250,800
Aa3	26,100		Fleet Cap. Trust VIII, 7.20%	695,304
			Goldman Sachs Group, Inc., The,
Aa3	42,000		5.80% (CORTS)	1,047,900
Aa3	20,000		5.625% (SATURNS)	465,600
Aa3	102,900		6.00% (SATURNS)	2,553,206
			ING Groep NV (Netherlands)
A-	76,700		7.05%	2,056,519
A2	560,337		7.20%	15,224,356
A1	80,000		JP Morgan Chase Cap. XII, 6.25%	2,056,000
A1	150,000		JP Morgan Chase Cap. XIV, 6.20%	3,832,500
A3	117,200		KeyCorp Cap. V, 5.875%	2,893,375
A2	263,400		Lehman Brothers Holdings Cap. Trust III, Ser. K, 6.375%	6,729,870
A2	90,000		Lehman Brothers Holdings Cap. Trust IV, Ser. L, 6.375%	2,317,500
A2	146,500		Lehman Brothers Holdings Cap. Trust V, Ser. M, 6.00%	3,647,850
A-	31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,586,100
A1	20,000		Merrill Lynch Preferred Cap. Trust III, 7.00%	537,500
A1	86,900		Merrill Lynch Preferred Cap. Trust V, 7.28%	2,356,728
A+	337,000		Morgan Stanley Cap. Trust III, 6.25%	8,569,910
BBB-	7,200		News Corp. Ltd., The, Ser. 9, Class 1, 8.125% (CORTS)	189,432
A	209,400		Partnerre Ltd., Ser. C, 6.75% (Bermuda)	5,418,225
BBB	79,385		Phoenix Cos, Inc., The, 7.45%	2,024,317
BBB+	18,400		PLC Cap. Trust IV, 7.25%	489,440

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]
(unaudited)	Shares	Description	Value

		Financial Institutions—(cont’d)
		Renaissancere Holdings Ltd. (Bermuda)
BBB+	271,725	Ser. B, 7.30%	$7,293,099
BBB+	240,000	Ser. C, 6.08%	5,728,800
BBB-	30	Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,030,000
		Safeco Cap. Trust I,
Baa2	4,100	8.072% (CORTS)	112,586
Baa2	2,000	8.375% (CORTS)	56,000
Baa2	14,700	8.70% (CORTS)	400,722
Baa2	35,700	8.75% (CORTS)	1,060,260
Baa2	23,600	8.25% (SATURNS)	632,371
A-	5,000	SLM Corp., Ser. A, 6.97%	288,438
BBB-	50,600	Sprint Corp., Ser. 17, Class A1, 7.00% (CORTS)	1,290,806
BBB-	103,439	Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,570,459
A	60[2]	Union Planters Preferred Funding Corp., 7.75%	6,420,000
BBB	11,100	Valero Energy Corp. (PPLUS), 7.25%	290,265
A2	271,200	Wachovia Preferred Funding Corp., Ser. A, 7.25%	7,729,200
Baa1	5,200	Washington Mutual Cap. I, 7.65% (CORTS)	135,850
BBB+	13,500	XL Cap. Ltd., Ser. A, 8.00% (Cayman Islands)	368,298
Baa1	143,865	Zions Cap. Trust, 8.00%	3,951,799
Baa2	2,000[2]	Zurich Regcaps Funding Trust, 6.58%	2,079,000

			161,291,349

		Media—2.5%
BBB+	253,100	AOL Time Warner, Inc., Ser. A-1, 7.625% (CABCO)	6,745,115
BBB-	110,000	Comcast Corp., expires 11/15/29, price $85.929, 0.95 shares	5,138,650

			11,883,765

		Real Estate—13.3%
		AMB Property Corp.,
BBB	80,000	Ser. L, 6.50%	2,045,000
BBB	170,000	Ser. M, 6.75%	4,369,000
		BRE Properties,
BBB-	225,000	Ser. C, 6.75%	5,625,000
BBB-	80,000	Ser. D, 6.75%	2,012,504
BBB-	78,888	CarrAmerica Realty Corp. Ser. E, 7.50%	2,087,377
		Developers Diversified Realty Corp.
BBB-	120,000	7.375%	3,108,756
BBB-	15,900	7.50%	411,810
		Duke Realty Corp.,
BBB	90,000	Ser. J, 6.625%	2,358,000
BBB	160,800	Ser. K, 6.50%	4,055,183
BBB	100,000	Equity Residential, Ser. N, 6.48%	2,530,000
BBB+	255,000	Kimco Realty Corp., Ser. F, 6.65%	6,598,125
BBB+	255,200	NB Cap. Corp., 8.35%	7,074,144
BBB	324,000	Regency Centers Corp., 7.45%	8,656,891
Aa3	30[2]	Sun Trust Real Estate Investment Corp., 9.00%	3,861,855
A-	320,000	Weingarten Realty Investors, Ser. D, 6.75%	8,243,200

			63,036,845

		Total Preferred Securities	256,919,347

	Principal
	Amount
	(000)

		Trust Preferred Securities—51.1%
		Energy—2.5%
BB+	$3,000	HL&P Cap. Trust II, Ser. B, 8.257%, 2/01/37	3,145,680
BBB-	4,655	K N Cap. Trust III, 7.63%, 4/15/28	5,206,152
Ba1	3,000	Puget Sound Energy Cap. Trust I, Ser. B, 8.231%, 6/01/27	3,161,370

			11,513,202

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)	Description	Value

		Financial Institutions—44.8%
A+	$6,000	Abbey National Cap. Trust I, 8.963%, 12/29/49	$8,277,180
Ba2	6,500	AFC Cap. Trust I, Ser. B, 8.207%, 2/03/27	6,751,374
A2	6,000[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,220,860
AA+	2,000[2]	American General Institute Cap. B, 8.125%, 3/15/46	2,611,500
BBB	5,000	Astoria Cap. Trust 1, Ser. B, 9.75%, 11/01/29	6,042,700
A3	9,774	AXA SA, 7.10%, 5/29/49 (France)	10,219,412
A1	4,600	Bank One Cap. III, 8.75%, 9/01/30	6,177,340
A+	3,557	BNP Paribas Cap. Trust V, 7.20%, 12/31/49	3,765,440
A2	8,000[2]	CBA Cap. Trust I, 5.805%, 12/31/49	8,294,320
BBB-	1,100	Colonial Cap. Trust II, Ser. A, 8.92%, 1/15/27	1,218,657
A1	3,000	Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49 (Luxembourg)	3,120,000
Aa3	10,000[2]	Danske Bank A/S, 5.914%, 12/29/49 (Denmark)	10,603,900
A+	4,500[2]	Deutsche Bank Cap. Funding, 7.872%, 12/29/49	5,103,270
A3	6,000[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	7,376,640
Baa2	1,100	FCB/NC Cap. Trust I, 8.05%, 3/01/28	1,173,381
A3	5,000	Greenpoint Cap. Trust I, 9.10%, 6/01/27	5,897,750
		HBOS Cap. Funding LP,
AA-	10,000[2]	6.071%, 6/30/49 (United Kingdom)	10,707,400
A1	5,000	6.85%, 3/29/49 (United Kingdom)	5,212,500
AA-	10,835[2]	HSBC Cap. Funding LP, 9.55%, 6/30/49 (Bailiwick of Jersey)	13,313,940
BBB-	1,400	HUBCO Cap. Trust I, Ser. B, 8.98%, 2/01/27	1,591,898
BBB-	3,000	HUBCO Cap. Trust II, Ser. B, 7.65%, 6/15/28	3,142,215
A1	1,000	JPM Cap. Trust II, 7.95%, 2/01/27	1,091,129
BBB+	10,000[2]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,922,600
BB+	3,145	Markel Cap. Trust I, Ser. B, 8.71%, 1/01/46	3,400,626
Aa3	1	Morgan Stanley, 7.05%, 4/01/32 (PPLUS)	34,491
A3	3,000	North Fork Cap. Trust II, 8.00%, 12/15/27	3,343,620
Baa2	5,000	Old Mutual Cap. Funding, 8.00%, 5/29/49 (Jersey)	5,287,000
BB+	4,200	Provident Financing Trust I, 7.405%, 3/15/38	3,701,250
AA	11,200[2]	Rabobank Capital Funding Trust, 5.254%, 12/29/49	11,139,128
A1	8,000	RBS Cap. Trust, 6.80%, 12/31/49 (United Kingdom)	8,269,383
AA	10,000	Royal Bank of Scotland Group PLC, 7.648%, 8/31/49 (United Kingdom)	11,908,700
A+	4,600[2]	State Street Institutional Capital A, Ser. A, 7.94%, 12/30/26	5,205,176
A+	7,500[2]	Sun Life of Canada US Cap. Trust I, 8.526%, 5/29/49 (Canada)	8,435,025
A+	7,270	Transamerica Cap. III, 7.625%, 11/15/37	8,221,352
BBB-	5,000[2]	Webster Cap. Trust I, 9.36%, 1/29/27	5,542,700

			212,323,857

		Real Estate—2.6%
BB+	8,000[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	12,344,000

		Telecommunications—1.2%
BB+	5,000	TCI Communications Financing III, 9.65%, 3/31/27	5,785,900

		Total Trust Preferred Securities	241,966,959

		Corporate Bonds—35.9%
		Automotive—1.3%
B	3,000	Dura Operating Corp., Ser. B, 8.625%, 4/15/12	3,127,500
B-	2,850	Rexnord Corp., 10.125%, 12/15/12	3,224,062

			6,351,562

		Basic Materials—1.1%
B	1,500	Caraustar Industries, Inc., 9.875%, 4/01/11	1,631,250
B+	3,000	Lyondell Chemical Co., 11.125%, 7/15/12	3,555,000

			5,186,250

		Conglomerates—0.7%
B	3,000	Trimas Corp., 9.875%, 6/15/12	3,180,000

		Consumer Products—1.9%
BB+	3,500	Delhaize America, Inc., 9.00%, 4/15/31	4,551,645
B-	1,000	Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,087,500
B+	3,000	Stoneridge, Inc., 11.50%, 5/01/12	3,498,750

			9,137,895

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			Containers & Packaging—0.7%
B+	$3,000		Crown European Holdings SA, 9.50%, 3/01/11 (France)	$3,420,000

			Ecological Services & Equipment—0.4%
B	1,695		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,781,869

			Energy—3.2%
B	3,000		AES Corp., 8.875%, 2/15/11	3,427,500
B	3,000		Dresser, Inc., 9.375%, 4/15/11	3,285,000
B	2,250	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,567,812
B	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,746,500
BB	2,000		Williams Cos, Inc., 8.125%, 3/15/12	2,315,000

				15,341,812

			Entertainment & Leisure—0.2%
Ba3	763		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	786,844

			Financial Institutions—21.7%
AA+	9,500	[2,3]	American General Institute Cap. A, 7.57%, 12/01/45	11,780,665
Aa3	12,000	[2]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	13,495,152
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,115,000
B+	3,375	[2]	E*Trade Financial Corp., 8.00%, 6/15/11	3,619,688
BB	8,000		Fairfax Financial Holdings, Ltd., 7.75%, 4/26/12 (Canada)	8,080,000
BBB	11,500		First Midwest Cap. Trust I, Ser. B, 6.95%, 12/01/33	12,525,701
AA-	8,000		HSBC Bank USA, Inc., 5.875%, 11/01/34	8,083,600
BBB-	5,000		Kingsway America, Inc., 7.50%, 2/01/14	5,164,700
AA	7,399		Lloyds Bank Ltd., 6.90%, 11/22/49 (United Kingdom)	7,760,368
BB	692		Midland Funding Corp. II, Ser. A, 11.75%, 7/23/05	726,329
A+	8,000		Prudential, 6.50%, 6/29/49	8,020,000
B	2,400	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	2,616,000
A3	4,000		Resparcs Funding LP, 8.00%, 12/30/49 (United Kingdom)	4,216,000
A+	5,000		Santander Financial Issuances, 7.25%, 11/01/15 (Cayman Islands)	5,911,650
Ba1	2,000		Sovereign Capital Trust 1, 9.00%, 4/01/27	2,267,300
AAA	4,479	[2]	Structured Asset Receivable Trust, 1.64%, 1/21/10	4,479,178
A2	3,000	[2]	Westpac Cap. Trust IV, 5.256%, 12/29/49	2,934,060

				102,795,391

			Health Care—0.3%
B3	1,415		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	1,429,150

			Industrials—0.1%
B-	300		ERICO Intl. Corp., 8.875%, 3/01/12	315,000

			Media—1.3%
B	1,950		Dex Media East, LLC, 12.125%, 11/15/12	2,379,000
B1	696		PEI Holdings Inc., 11.00%, 3/15/10	805,620
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,853,750

				6,038,370

			Publishing—0.7%
B+	3,000		Cenveo Corp., 9.625%, 3/15/12	3,315,000

			Real Estate—1.4%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,712,750
BB+	2,000		5.375%, 11/26/13	1,918,400

				6,631,150

			Telecommunications—0.5%
BB	2,000[2]		Qwest Corp., 7.875%, 9/01/11	2,170,000

			Transportation—0.4%
B	1,910		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	2,015,050

			Total Corporate Bonds	169,895,343

			Foreign Government Bonds—0.7%
Baa2	3,000		United Mexican States, 8.00%, 9/24/22	3,439,500

			Total Long-Term Investments (cost $640,664,930)	672,221,149

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENT—4.0%
	U.S. Government and Agency Zero Coupon Bond
$18,800	Federal Home Loan Bank, zero coupon, 1/03/05 (cost $18,798,694)	$18,798,694

	Total Investments before borrowed bonds and investments sold short (cost $659,463,624)	691,019,843

	BORROWED BONDS—2.9%
12,500[4]	U.S. Treasury Bonds, 1.80%, 1/03/05 (cost $13,796,875)	13,796,875

	INVESTMENT SOLD SHORT—(2.9)%
(12,500)	U.S. Treasury Bonds, 5.375%, 2/15/31 (proceeds $13,066,406)	(13,503,875)

	Total investments, net of borrowed bonds and investments sold short—145.9%	$691,312,843
	Assets in excess of liabilities—0.7%	3,327,980
	Preferred shares at redemption value, including dividends payable—(46.6%)	(220,831,854)

	Net Assets applicable to common shareholders—100%	$473,808,969

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 37.3% of its net assets, with a current market value of $176,516,369, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Entire principal amount pledged as collateral for Investments Sold Short. See Note 1 in the Notes to Financial Statements.

A category in the Preferred Securities, Trust Preferred Securities and Corporate Bonds sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
CABCO	—	Corporate Asset Backed Corporation	PPLUS	—	Preferred Plus
CORTS	—	Corporate Backed Trust Securities	SATURNS	—	Structured Asset Trust Unit Repackagings

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

		Global	Preferred
	Advantage Term	Floating Rate	Opportunity
	Trust[1]	Income Trust	Trust
	(BAT)	(BGT)	(BPP)

Assets
Investments at value[2]	$140,120,792	$738,917,422	$691,019,843
Cash	—	1,993,271	2,695,625
Foreign currency at value[3]	—	13,882	—
Receivable from investments sold	10,000,000	452,366	—
Deposits with brokers as collateral for borrowed bonds	—	—	13,796,875
Receivable for open forward foreign currency contracts	—	3,367,954	—
Income receivable	191,956	5,602,993	5,950,133
Unrealized appreciation on interest rate swaps	—	—	323,859
Other assets	28,087	39,952	53,984

	150,340,835	750,387,840	713,840,319

Liabilities
Reverse repurchase agreements	39,944,875	—	—
Payable to custodian	9,747,717	—	—
Payable for investments purchased	—	49,375,846	—
Variation margin payable	—	—	756,625
Investments sold short at value[4]	—	—	13,503,875
Interest payable	67,059	—	1,336,279
Payable for open forward foreign currency contacts	—	3,425,437	—
Dividends payable	554,786	2,190,779	3,050,969
Investment advisory fee payable	43,195	324,874	383,577
Administration fee payable	14,388	—	—
Deferred Directors’ or Trustees’ fees	23,980	2,095	34,370
Payable to affiliates	8,061	8,593	—
Other accrued expenses	204,047	447,194	133,801

	50,608,108	55,774,818	19,199,496

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share,
including dividends payable[5]	$—	$243,485,706	$220,831,854

Net Assets Applicable to Common Shareholders	$99,732,727	$451,127,316	$473,808,969

Composition of Net Assets Applicable to Common Shareholders:
Par value	$95,107	$23,481	$18,306
Paid-in capital in excess of par	88,784,068	444,690,260	433,520,477
Undistributed (distributions in excess of) net investment income	10,040,004	(1,900,197)	(34,370)
Accumulated net realized gain (loss)	(2,140,174)	(44,284)	10,696,263
Net unrealized appreciation	2,953,722	8,358,056	29,608,293

Net assets applicable to common shareholders, December 31, 2004	$99,732,727	$451,127,316	$473,808,969

Net asset value per common share[6]	$10.49	$19.21	$25.88

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$137,167,070	$730,507,662	$659,463,624
[3] Foreign currency at cost	—	13,539	—
[4] Proceeds received	—	—	13,066,406
[5] Preferred shares outstanding	—	9,738	8,832
[6] Common shares outstanding	9,510,667	23,481,021	18,305,777

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period1 ended December 31, 2004

		Global	Preferred
	Advantage Term	Floating Rate	Opportunity
	Trust[2]	Income Trust	Trust
	(BAT)	(BGT)	(BPP)

Investment Income
Interest income	$7,765,147	$9,115,388	$30,348,979
Dividend income	1,215	—	16,946,942

Total investment income	7,766,362	9,115,388	47,295,921

Expenses
Investment advisory	529,933	1,493,235	4,482,902
Administration	84,789	—	—
Transfer agent	15,573	7,624	15,006
Custodian	72,339	83,563	117,624
Reports to shareholders	30,490	38,962	89,026
Directors/Trustees	17,118	19,989	56,364
Registration	29,568	10,673	28,285
Independent accountants	42,686	51,238	44,512
Legal	33,294	18,872	61,375
Insurance	9,590	20,590	63,203
Organization	—	15,000	—
Auction agent	—	120,936	579,128
Miscellaneous	20,934	22,684	56,142

Total expenses excluding interest expense and excise tax	886,314	1,903,366	5,593,567
Interest expense	427,235	2,548	1,156,065
Excise tax	50,000	—	—

Total expenses	1,363,549	1,905,914	6,749,632
Less: fees waived by Advisor	—	(398,196)	—
Less: fees paid indirectly	(603)	(37,322)	(6,501)

Net expenses	1,362,946	1,470,396	6,743,131

Net investment income	6,403,416	7,644,992	40,552,790

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,573,472	97,506	21,147,890
Foreign currency	—	7,055	—
Futures	9,141	—	(132,867)
Interest rate swaps	—	—	(7,461,538)
Short sales	—	—	(1,060,504)

	2,582,613	104,561	12,492,981

Net change in unrealized appreciation/depreciation on:
Investments	(8,219,268)	8,409,759	(5,479,228)
Foreign currency	—	(51,703)	—
Futures	—	—	(1,649,386)
Interest rate swaps	—	—	1,330,855
Short sales	—	—	(437,469)

	(8,219,268)	8,358,056	(6,235,228)

Net gain (loss)	(5,636,655)	8,462,617	6,257,753

Dividends and Distributions to Preferred Shareholders from:
Net investment income	—	(945,917)	(2,900,841)
Net realized gains	—	—	(402,710)

Total dividends and distributions	—	(945,917)	(3,303,551)

Net Increase in Net Assets Applicable to Common Shareholders
Resulting from Operations	$766,761	$15,161,692	$43,506,992

[1]	Commencement of investment operations for Global Floating Rate Income was August 30, 2004. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.
[2]	Consolidated Statement of Operations.

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS
For the period1 ended December 31, 2004

		Global	Preferred
Reconciliation of Net Increase	Advantage	Floating Rate	Opportunity
in Net Assets Resulting from Operations	Term Trust[2]	Income Trust	Trust
to Net Cash Provided by (Used for) Operating Activities	(BAT)	(BGT)	(BPP)

Net increase in net assets resulting from operations	$766,761	$15,161,692	$43,506,992

Purchases of long-term investments	(24,940,597)	(750,013,307)	(479,878,051)
Proceeds from sales of long-term investments	31,230,764	52,361,916	511,407,204
Net purchases of short-term investments	(6,899,164)	(32,676,373)	(17,358,395)
Amortization of premium and discount on investments	(5,761,799)	(75,338)	546,440
Net realized gain	(2,573,472)	(104,561)	(20,966,596)
Decrease (Increase) in unrealized appreciation/depreciation	8,219,268	(8,358,056)	5,479,229
Net effect of exchange rates on foreign currencies	—	(51,703)	—
Decrease in receivable for investments sold short	—	—	13,503,875
Increase in unrealized appreciation of interest rate swaps	—	—	(1,330,855)
Increase in deposits with brokers as collateral for borrowed bonds	—	—	(13,796,875)
Decrease (Increase) in receivable for investments sold	(10,000,000)	(452,366)	6,084,833
Increase in receivable for open forward foreign currency contracts	—	(3,367,954)	—
Decrease (Increase) in interest receivable	266	(5,602,993)	881,298
Increase in other assets	(3,374)	(39,952)	(6,923)
Increase (Decrease) in payable for investments purchased	—	49,375,846	(6,986,814)
Increase in payable for open forward foreign currency contacts	—	3,425,437	—
Increase in variation margin payable	—	—	694,125
Increase in interest payable	47,702	—	358,675
Increase (Decrease) in investment advisory fee payable	(3,031)	324,874	1,507
Decrease in administration fee payable	(485)	—	—
Increase in deferred Directors/Trustees fees	3,393	2,095	21,350
Increase (Decrease) in payable to affiliates	(3,864)	8,593	—
Increase (Decrease) in other accrued expenses	(280,453)	447,194	(21,692)

Total adjustments	(10,964,846)	(694,796,648)	(1,367,665)

Net cash provided by (used for) operating activities	$(10,198,085)	$(679,634,956)	$42,139,327

Increase (Decrease) in Cash
Net cash provided by (used for) operating activities	$(10,198,085)	$(679,634,956)	$42,139,327

Cash provided by (used for) financing activities:
Capital contributions	—	444,728,741	—
Increase (Decrease) in reverse repurchase agreements	9,867,050	—	(3,486,000)
Increase (Decrease) in preferred shares at redemption value including
dividends payable	—	243,485,706	(8,920)
Cash dividends paid to common shareholders	(9,472,587)	(6,572,338)	(37,940,626)

Net cash provided by (used for) financing activities	394,463	681,642,109	(41,435,546)

Net increase (decrease) in cash	(9,803,622)	2,007,153	703,781
Cash at beginning of period	55,905	—	1,991,844

Cash and foreign currency (overdraft) at end of period	$(9,747,717)	$2,007,153	$2,695,625

[1]	Commencement of investment operations for Global Floating Rate Income was August 30, 2004. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.
[2]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the periods1 ended December 31, 2004 and 2003

	Advantage		Global Floating Rate	Preferred
	Term Trust[2]		Income Trust	Opportunity Trust
	(BAT)		(BGT)	(BPP)

	2004	2003	2004	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders

Operations:
Net investment income	$6,403,416	$7,887,060	$7,644,992	$40,552,790	$31,539,785
Net realized gain (loss)	2,582,613	(5,849,233)	104,561	12,492,981	(374,554)
Net change in unrealized appreciation/
depreciation	(8,219,268)	(1,198,427)	8,358,056	(6,235,228)	35,843,521
Dividends and distributions to preferred
shareholders from:
Net investment income	—	—	(945,917)	(2,900,841)	(1,805,661)
Net realized gains	—	—	—	(402,710)	(4,742)

Net increase in net assets applicable to common
shareholders resulting from operations	766,761	839,400	15,161,692	43,506,992	65,198,349

Dividends and Distributions to
Common Shareholders from:
Net investment income	(554,749)	(6,657,165)	(8,763,117)	(36,611,627)	(30,435,478)
Net realized gains	—	—	—	(1,328,999)	(74,051)
Tax return of capital distributions	(8,917,875)	—	—	—	—

Total dividends and distributions	(9,472,624)	(6,657,165)	(8,763,117)	(37,940,626)	(30,509,529)

Capital Share Transactions:
Net proceeds from the issuance of common
shares	—	—	438,510,001	—	388,477,506
Net proceeds from the underwriters’
over-allotment option exercised	—	—	9,053,500	—	47,650,000
Offering costs relating to the issuance
of preferred shares	—	—	(2,834,760)	—	(2,597,000)
Reinvestment of common dividends	—	—	—	—	23,277

Net proceeds from capital share transactions	—	—	444,728,741	—	433,553,783

Total increase (decrease)	(8,705,863)	(5,817,765)	451,127,316	5,566,366	468,242,603

Net Assets Applicable to Common
Shareholders
Beginning of period	108,438,590	114,256,355	—	468,242,603	—

End of period	$99,732,727	$108,438,590	$451,127,316	$473,808,969	$468,242,603

End of period undistributed (distributions in
excess of) net investment income	$10,040,004	$16,107,109	$(1,900,197)	$(34,370)	$(683,854)

[1]	Commencement of investment operations for Global Floating Rate Income and Preferred Opportunity was August 30, 2004, and February 28, 2003, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.
[2]	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

BlackRock Advantage Term Trust (BAT)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$11.40	$12.01	$11.64	$10.83	$10.04

Investment operations:
Net investment income	0.67	0.83	1.19	1.00	0.59
Net realized and unrealized gain (loss)	(0.58)	(0.74)	(0.18)	0.41	0.80

Net increase from investment operations	0.09	0.09	1.01	1.41	1.39

Dividends and distributions from:
Net investment income	(0.06)	(0.70)	(0.64)	(0.60)	(0.60)
Tax return of capital	(0.94)	—	—	—	—

Total dividends and distributions	(1.00)	(0.70)	(0.64)	(0.60)	(0.60)

Net asset value, end of year	$10.49	$11.40	$12.01	$11.64	$10.83

Market price, end of year	$10.47	$11.30	$11.85	$11.15	$9.88

TOTAL INVESTMENT RETURN[1]	1.45%	1.25%	12.26%	19.44%	16.28%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.29%	1.42%	1.82%	2.87%	4.06%
Net expenses	1.29%	1.42%	1.82%	2.87%	4.06%
Net expenses excluding interest expense and excise tax	0.84%	0.84%	0.86%	0.92%	0.88%
Net investment income	6.04%	7.04%	9.98%	8.78%	5.72%
SUPPLEMENTAL DATA:
Average net assets (000)	$105,987	$111,990	$113,632	$108,142	$98,368
Portfolio turnover	20%	8%	4%	17%	17%
Net assets, end of year (000)	$99,733	$108,439	$114,256	$110,685	$103,010
Reverse repurchase agreements outstanding, end of year (000)	$39,945	$30,078	$27,874	$34,500	$48,262
Asset coverage, end of year[2]	$3,497	$4,605	$5,099	$4,208	$3,134

[1]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

BlackRock Global Floating Rate Income Trust (BGT)

For the period
August 30, 2004[1]
through
December 31, 2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.10 [2]

Investment operations:
Net investment income	0.33
Net realized and unrealized gain	0.35
Dividends to preferred shareholders from net investment income	(0.04)

Net increase from investment operations	0.64

Dividends to common shareholders from net investment income	(0.37)

Capital charges with respect to issuance of:
Common shares	(0.04)
Preferred shares	(0.12)

Total capital charges	(0.16)

Net asset value, end of period	$19.21

Market price, end of period	$18.63

TOTAL INVESTMENT RETURN[3]	(5.00)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4,5]
Total expenses	1.26%
Net expenses	0.97%
Net expenses excluding interest expense	0.97%
Net investment income before preferred share dividends	5.04%
Preferred share dividends	0.62%
Net investment income available to common shareholders	4.42%
SUPPLEMENTAL DATA:
Average net assets (000)	$446,660
Portfolio turnover	11%
Net assets applicable to common shareholders, end of period (000)	$451,126
Preferred shares value outstanding, end of period (000)	$243,450
Asset coverage per preferred share, end of period	$71,330

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Annualized.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

BlackRock Preferred Opportunity Trust (BPP)

		For the period
	For the Year	February 28, 2003[1]
	Ended	through
	December 31, 2004	December 31, 2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$25.58	$23.88 [2]

Investment operations:
Net investment income	2.22	1.72
Net realized and unrealized gain	0.33	1.93
Dividends and distributions to preferred shareholders from:
Net investment income	(0.l6)	(0.10)
Net realized gains	(0.02)	—

Net increase from investment operations	2.37	3.55

Dividends and distributions to common shareholders from:
Net investment income	(2.00)	(1.66)
Net realized gains	(0.07)	—

Total dividends and distributions	(2.07)	(1.66)

Capital charges with respect to issuance of:
Common shares	—	(0.05)
Preferred shares	—	(0.14)

Total capital charges	—	(0.19)

Net asset value, end of period	$25.88	$25.58

Market price, end of period	$25.39	$24.83

TOTAL INVESTMENT RETURN[3]	11.01%	6.28%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Total expenses	1.44%	1.52%[5]
Net expenses	1.44%	1.52%[5]
Net expenses excluding interest expense	1.19%	1.16%[5]
Net investment income before preferred share dividends	8.66%	8.35%[5]
Preferred share dividends	0.62%	0.48%[5]
Net investment income available to common shareholders	8.04%	7.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$468,110	$449,345
Portfolio turnover	88%	98%
Net assets applicable to common shareholders, end of period (000)	$473,809	$468,243
Preferred shares value outstanding, end of period (000)	$220,800	$220,841
Reverse repurchase agreements outstanding, end of period (000)	$—	$3,486
Asset coverage per preferred share, end of period	$78,650	$78,021

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

The BlackRock Advantage Term Trust Inc. (“Advantage”), a Maryland corporation, is registered as a diversi-fied, closed-end management investment company under the Investment Company Act of 1940, as amended. BlackRock Global Floating Rate Income Trust (“Global”) and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”), are organized as Delaware statutory trusts (collectively with Advantage, the “Trusts”), are registered as non-diversified and diversified, closed-end management investment companies, respectively, under the Investment Company Act of 1940, as amended.

     Advantage transferred, on October 31, 1998, a substantial portion of its total assets to a 100% owned regulated investment company subsidiary called BAT Subsidiary, Inc. The financial statements and these notes to the financial statements for Advantage are consolidated and include the operations of Advantage and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

     The Board of Directors of Advantage adopted a Plan of Liquidation and Dissolution (each a “Plan”) effective January 2, 2004. Pursuant to the terms of the Plan, the Board of Directors shall oversee the complete liquidation and winding up of Advantage in an orderly fashion prior to December 31, 2005.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc., the investment advisor, deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees. For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up-front payment which the Trusts receive.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

     Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities—at the London 4:00 PM rates of exchange.

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

     The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the year ended December 31, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., extended settlements, when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Advantage may retain a portion of its taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of CapitalAccounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”), accumulated net realized gain (“Accumulated Gain”) and paid-in capital (“PIC”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

		Accumulated
Trust	UNII	Gain	PIC

Advantage	$(2,997,897)	$13,761	$2,984,136
Global	163,845	(148,845)	(15,000)
Preferred Opportunity	(390,838)	388,338	2,500

Note 2. Agreements

     Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global and Preferred Opportunity. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement for Global and Preferred Opportunity covers both investment advisory and administration services. Advantage has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.50% for Advantage, of the Trust’s average weekly net assets and 0.75% for Global and 0.65% for Preferred Opportunity of each Trust’s average weekly managed assets. The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.08% for Advantage based on the Trust’s average weekly net assets.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the period ended December 31, 2004, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount

Advantage	$8,418
Global	11,858
Preferred Opportunity	17,550

     Pursuant to the terms of their custody agreements, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

     Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S.  government securities, for the period ended December 31, 2004, aggregated as follows:

Trust	Purchases	Sales

Advantage	$23,843,784	$31,203,646
Global	749,888,742	52,351,077
Preferred Opportunity	582,778,552	626,721,834

     Purchases and sales of U.S. government securities for the period ended December 31, 2004, aggregated as follows:

Trust	Purchases	Sales

Advantage	$1,096,813	$—
Preferred Opportunity	9,993,975	5,751,993

     A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., all of which are affiliates of the Advisor. It is possible under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

     At December 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Advantage	$137,226,910	$3,165,548	$271,666	$2,893,882
Global	730,551,946	9,079,421	713,945	8,365,476
Preferred Opportunity	659,479,232	33,064,704	1,524,093	31,540,611

For Federal income tax purposes, the following Trust had capital loss carryforwards at December 31, 2004:

	Capital Loss
Trust	Carryforward Amount	Expires

Advantage	$98,294	2005
	161,872	2008
	127,941	2009
	274,645	2010
	83,667	2011
	5,589,003	2012

	$6,335,422

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

     Details of open financial futures contracts at December 31, 2004, were as follows:

	Number of		Expiration	Value at	Value at	Unrealized
	Contracts	Type	Date	Trade Date	December 31, 2004	Depreciation

Short Position:
Preferred Opportunity	700	30 Yr. U.S. T-Bond	March ’05	$77,569,959	$78,750,000	$(1,180,041)
	872	10 Yr. U.S. T-Note	March ’05	96,955,225	97,609,500	(654,275)

						$(1,834,316)

Details of open forward currency contracts in Global at December 31, 2004, were as follows:
		Contract to	Value at	Value at
	Settlement	Purchase/	Settlement	December 31,	Unrealized
Foreign Currency	Date	Receive	Date	2004	Depreciation

Sold:
Euro	01/25/05	2,530,000 €	$3,367,954	$3,425,437	$(57,483)

Details of open interest rate swaps at December 31, 2004, were as follows:
	Notional				Unrealized
Trust	Amount	Fixed	Floating	Termination	Appreciation
	(000)	Rate	Rate	Date	(Depreciation)

Preferred Opportunity	$ 80,000	4.495%	3-month LIBOR	10/19/2014	$347,503
	35,000	5.19%	3-month LIBOR	10/19/2034	(23,644)

					$323,859

     Preferred Opportunity pays a fixed interest rate and receives a floating rate.

Note 4. Borrowings Reverse Repurchase Agreements:

     The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of each Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements at December 31, 2004, were as follows (please see corresponding Underlying Collateral chart on page 32):

		Trade	Maturity	Net Closing
Trust/Counter Party	Rate	Date	Date	Amount	Par

Advantage
Deutsche Bank Securities, Inc.	2.28%	12/2/04	1/7/05	$20,757,160	$20,711,250
	2.17	12/2/04	1/7/05	13,291,733	13,263,750

					33,975,000

Lehman Brothers, Inc.	2.35	12/31/04	1/7/05	296,010	295,875
	2.35	12/31/04	1/7/05	2,727,746	2,726,500
	2.35	12/1/04	1/6/05	2,954,043	2,947,500

					$5,969,875

     Details of underlying collateral for open reverse repurchase agreements at December 31, 2004, were as follows:

			Maturity	Original	Current	Market
Trust/Counter Party	Description	Rate	Date	Face	Face	Value

Advantage
Deutsche Bank Securities, Inc.	Resolution Funding Corp.	0.00%	7/15/05	$21,000,000	$21,000,000	$22,658,224
	U.S. Treasury Strips	0.00	8/15/05	13,500,000	13,500,000	13,286,646

						35,944,870

Lehman Brothers, Inc.	Resolution Funding Corp.	0.00	7/15/05	300,000	300,000	296,496
	Financing Corp. (FICO) Strips	0.00	7/15/05	2,800,000	2,800,000	2,724,831
	U.S. Treasury Strips	0.00	8/15/05	3,000,000	3,000,000	2,952,588

						$5,973,915

     The average daily balance and weighted average interest rate of reverse repurchase agreements during the period ended December 31, 2004, were as follows:

	Average Daily	Weighted Average
Trust	Balance	Interest Rate

Advantage	$28,839,818	1.48%
Global	113,937	2.24
Preferred Opportunity	781,845	1.50

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trusts did not enter into any dollar roll transactions during the period ended December 31, 2004.

Note 5. Distributions to Shareholders

     The tax character of distributions paid during the period ended December 31, 2004, and December 31, 2003, were as follows:

	December 31, 2004

	Ordinary	Long-term		Total
Distributions Paid From:	Income	Gains	Liquidating	Distributions

Advantage*	$554,749	$—	$8,917,875	$9,472,624
Global	9,709,034	—	—	9,709,034
Preferred Opportunity	39,597,946	1,646,231	—	41,244,177

		December 31, 2003

	Ordinary	Long-term		Total
Distributions Paid From:	Income	Gains	Liquidating	Distributions

Advantage*	$6,657,165	$—	$—	$6,657,165
Preferred Opportunity	32,241,139	78,793	—	32,319,932

     As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term	Unrealized Net
Trust	Income	Gains	Appreciation

Advantage*	$2,838,030	$—	$11,719,004
Global	—	—	8,305,353
Preferred Opportunity	1,125,172	7,752,383	31,392,631

* The Trust is currently under a plan of liquidation. Shareholders should consult their tax advisor as to the proper tax treatment of distribution from the Trust.

Note 6. Capital

     There are 200 million of $0.01 par value common shares authorized for Advantage. There are an unlimited number of $0.001 par value common shares authorized for Preferred Opportunity and Global. At December 31, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Advantage	9,510,667	—
Global	23,481,021	6,021
Preferred Opportunity	18,305,777	—

     Transactions in common shares of beneficial interest from August 30, 2004, (commencement of investment operations) through December 31, 2004, for Global, and February 28, 2003, (commencement of investment operations) through December 31, 2003, for Preferred Opportunity were as follows:

Shares from

	Initial	Underwriters’ Exercising	Reinvestment	Net Increase in
Trust	Public Offering	the Over-allotment Option	of Dividends	Shares Outstanding

Global	23,006,021	475,000	—	23,481,021
Preferred Opportunity	16,304,817	2,000,000	960	18,305,777

     During the period February 28, 2003, (commencement of investment operations) through December 31, 2003, Preferred Opportunity issued 960 common shares, under the terms of its Dividend Reinvestment Plan. During the period ended December 31, 2004, there were no additional shares issued under the terms of the Trusts’ Dividend Reinvestment Plans.

     Offering costs of $924,000 ($0.04 per common share) and $900,000 ($0.05 per common share) incurred in connection with Global’s and Preferred Opportunity’s offering of common shares, respectively, have been charged to paid-in capital in excess of par of the common shares.

     As of December 31, 2004, Global and Preferred Opportunity have the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Global	T7	3,246	Preferred Opportunity	T7	2,944
	W7	3,246		W7	2,944
	R7	3,246		R7	2,944

     Underwriting discounts of $2,434,500 ($0.10 per common share) and $2,208,000 ($0.12 per common share) and offering costs of $400,260 ($0.02 per common share) and $389,000 ($0.02 per common share) incurred in connection with the preferred share offering of Global and Preferred Opportunity, respectively, have been charged to paid-in capital in excess of par of the common shares.

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend range on the preferred shares for Global and Preferred Opportunity for the period ended December 31, 2004, was 0.98% to 2.66%, and 1.90% to 2.67%, respectively.

     Global and Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Global and Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Global and Preferred Opportunity, as set forth in Global’s and Preferred Opportunity’s Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Global and Preferred Opportunity. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

Note 7. Dividends

     Subsequent to December 31, 2004, each Board declared dividends from undistributed earnings per common share payable January 31, 2005, to shareholders of record on January 15, 2005. The per share common dividends declared were as follows:

Common Dividend
Trust	Per Share

Advantage	$0.058333
Global	0.093300
Preferred Opportunity	0.166667

     The dividends declared on preferred shares for the period January 1, 2005, to January 31, 2005, for Global and Preferred Opportunity were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Global	T7	$142,629	Preferred Opportunity	T7	$130,301
	W7	142,499		W7	129,153
	R7	138,052		R7	128,682

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors/Trustees and Shareholders of:
     BlackRock Advantage Term Trust Inc.
     BlackRock Global Floating Rate Income Trust
     BlackRock Preferred Opportunity Trust

     We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Term Trust Inc., BlackRock Global Floating Rate Income Trust and BlackRock Preferred Opportunity Trust (collectively, the “Trusts”), including the portfolios of investments, as of December 31, 2004, and the related statements of operations and cash flows for the periods then ended, the statements of changes in net assets for each of the periods then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of December 31, 2004, the results of their operations and their cash flows for the periods then ended, and the changes in their net assets for each of the periods then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 28, 2005

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Events or transactions by
				Number of		reason of which the Trustee
		Term of office		portfolios over-	Other Directorships	is an interested person as
	Current positions	and length of time	Principal occupations	seen within the	held outside the	defined in Section 2(a)
Name, address, age	held with the Trusts	served	during the past five years	fund complex[1]	fund complex[1]	(19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L.	Chairman of the	3 years4 / since	Director since 1999 and President of	62	Member of the	Director and President of
Schlosstein	Board[3]	inception	BlackRock, Inc. since its formation		Visiting Board of	the Advisor
BlackRock, Inc.			in 1998 and of BlackRock, Inc.’s		Overseers of the John
40 East 52nd Street			predecessor entities since 1988.		F. Kennedy School of
New York, NY			Member of the Management		Government at
10022			Committee and Investment Strategy		Harvard University, a
Age: 53			Group of BlackRock, Inc. Formerly,		member of the board
			Managing Director of Lehman		of the Financial
			Brothers, Inc. and Co-head of its		Institutions Center of
			Mortgage and Savings Institutions		The Wharton School
			Group. Chairman and President of		of the University of
			the BlackRock Liquidity Funds and		Pennsylvania, a
			Director of several of BlackRock’s		trustee of the
			alternative investment vehicles.		American Museum of
Natural History, a
trustee of Trinity
School in New York
City, a member of the
Board of Advisors of
Marujupu LLC, and a
trustee of New
Visions for Public
Education and of The
Public Theater in New
York City. Formerly, a
director of Pulte
Corporation, the
nation’s largest home-
builder, a Trustee of
Denison University
and a member of
Fannie Mae’s
Advisory Council.

Robert S. Kapito	President and	3 years4 / since	Vice Chairman of BlackRock, Inc.	52	Chairman of the	Director and Vice
BlackRock, Inc.	Trustee	August 22,	Head of the Portfolio Management		Hope and Heroes	Chairman of the Advisor
40 East 52nd Street		2002	Group. Also a member of the		Children’s Cancer
New York, NY			Management Committee, the		Fund. President of
10022			Investment Strategy Group, the Fixed		the Board of
Age: 48			Income and Global Operating		Directors of the
			Committees and the Equity		Periwinkle National
			Investment Strategy Group.		Theatre for Young
			Responsible for the portfolio man-		Audiences. Director
			agement of the Fixed Income,		of icruise.com, Corp.
Domestic Equity and International
Equity, Liquidity, and Alternative
Investment Groups of BlackRock.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Number of portfo-
lios overseen
	Current positions held	Term of office and	Principal occupations	within the fund	Other Directorships held out-
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	side the fund complex

Independent Trustees

Andrew F. Brimmer	Lead Trustee	3 years4 / since	President of Brimmer & Company, Inc., a	52	Director of CarrAmerica
P.O. Box 4546	Audit Committee	inception	Washington, D.C.-based economic and		Realty Corporation and
New York, NY	Chairman[5]		financial consulting firm, also Wilmer D.		Borg-Warner Automotive.
10163-4546			Barrett Professor of Economics, University		Formerly Director of
Age: 78			of Massachusetts – Amherst. Formerly		Airborne Express,
			member of the Board of Governors of the		BankAmerica
			Federal Reserve System. Former		Corporation (Bank of
			Chairman, District of Columbia Financial		America), BellSouth
			Control Board.		Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut
Mutual Life Insurance
Company, E.I. du Pont de
Nemours & Company,
Equitable Life Assurance
Society of the United
States, Gannett Company,
Mercedes-Benz of North
America, MNC Financial
Corporation (American
Security Bank), NCM
Capital Management,
Navistar International
Corporation, PHH Corp.
and UAL Corporation
(United Airlines).

Richard E. Cavanagh	Trustee	3 years4 / since	President and Chief Executive Officer of	52	Trustee: Aircraft Finance
P.O. Box 4546	Audit Committee	inception[6]	The Conference Board, Inc., a leading		Trust (AFT) and
New York, NY	Member		global business research organization, from		Educational Testing
10163-4546			1995-present. Former Executive Dean of		Service (ETS). Director,
Age: 58			the John F. Kennedy School of Government		Arch Chemicals, Fremont
			at Harvard University from 1988-1995.		Group and The Guardian
			Acting Director, Harvard Center for		Life Insurance Company
			Business and Government (1991-1993).		of America.
Formerly Partner (principal) of McKinsey
& Company, Inc. (1980-1988). Former
Executive Director of Federal Cash
Management, White House Office of
Management and Budget (1977-1979). Co-
author, THE WINNING PERFORMANCE
(best selling management book published in
13 national editions).

Kent Dixon	Trustee	3 years4 / since	Consultant/Investor. Former President and	52	Former Director of ISFA
P.O. Box 4546	Audit Committee	inception	Chief Executive Officer of Empire Federal		(the owner of INVEST, a
New York, NY	Member[5]		Savings Bank of America and Banc PLUS		national securities broker-
10163-4546			Savings Association, former Chairman of		age service designed for
Age: 67			the Board, President and Chief Executive		banks and thrift
			Officer of Northeast Savings.		institutions).

Frank J. Fabozzi	Trustee	3 years4 / since	Consultant. Editor of THE JOURNAL OF	52	Director, Guardian
P.O. Box 4546	Audit Committee	inception	PORTFOLIO MANAGEMENT and		Mutual Funds Group (18
New York, NY	Member[7]		Frederick Frank Adjunct Professor of		portfolios).
10163-4546			Finance at the School of Management at
Age: 56			Yale University. Author and editor of sev-
eral books on fixed income portfolio man-
agement. Visiting Professor of Finance and
Accounting at the Sloan School of
Management, Massachusetts Institute of
Technology from 1986 to August 1992.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Number of
portfolios
overseen
within
	Current positions held	Term of office and	Principal occupations	the fund	Other Directorships held outside
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein	Trustee / Advisory	3 years4 / since	President of Economics Studies, Inc., a	19[9]	Director of BellSouth Inc.,
P.O. Box 4546	Trustee[8]	January 19, 2005	Belmont, MA-based private economic		Ionics, Inc., and Knight
New York, NY			consulting firm, since 1987; Chair, Board		Ridder, Inc.; Trustee of the
10163-4546			of Trustees, McLean Hospital in Belmont,		Museum of Fine Arts,
Age: 63			MA.		Boston, and of the
Committee for Economic
Development; Corporation
Member, Partners HealthCare
and Sherrill House; Member
of the Visiting Committee of
the Harvard University Art
Museums and of the
Advisory Board to the
International School of
Business at Brandeis
University.

R. Glenn Hubbard	Trustee	3 years4 / since	Dean of Columbia Business School since	52	Director of ADP, Dex Media,
P.O. Box 4546		November 16, 2004	July 1, 2004. Columbia faculty member		KKR Financial Corporation,
New York, NY			since 1988. Co-director of Columbia		and Ripplewood Holdings.
10163-4546			Business School’s Entrepreneurship Program		Member of Board of
Age: 46			1994-1997. Visiting professor at the John F.		Directors of Duke Realty.
			Kennedy School of Government at Harvard		Formerly on the advisory
			and the Harvard Business School, as well as		boards of the Congressional
			the University of Chicago. Visiting scholar at		Budget Office, the Council
			the American Enterprise Institute in		on Competitiveness, the
			Washington and member of International		American Council on Capital
			Advisory Board of the MBA Program of		Formation, the Tax
			Ben-Gurion University. Deputy assistant sec-		Foundation and the Center
			retary of the U.S. Treasury Department for		for Addiction and Substance
			Tax Policy 1991-1993. Chairman of the U.S.		Abuse. Trustee of Fifth
			Council of Economic Advisers under the		Avenue Presbyterian Church
			President of the United States 2001–2003.		of New York.

James Clayburn	Trustee	3 years4 / since	Dean Emeritus of the John E. Anderson	52	Director of Payden & Rygel
La Force, Jr.		inception[10]	Graduate School of Management,		Investment Trust, Metzler-
P.O. Box 4546			University of California since July 1, 1993.		Payden Investment Trust,
New York, NY			Acting Dean of the School of Business,		Advisors Series Trust, Arena
10163-4546			Hong Kong University of Science and		Pharmaceuticals, Inc. and
Age: 76			Technology 1990-1993. From 1978 to		CancerVax Corporation.
September 1993, Dean of the John E.
Anderson Graduate School of
Management, University of California.

Walter F. Mondale	Trustee	3 years4 / since	Senior Counsel, Dorsey & Whitney, LLP, a	52	Chairman of Panasonic
P.O. Box 4546		inception[11]	law firm (January 2004-present); Partner,		Foundation’s Board of
New York, NY			Dorsey & Whitney, LLP, (December 1996-		Directors and Director of
10163-4546			December 2003, September 1987-August		United Health Foundation.
Age: 77			1993). Formerly U.S. Ambassador to Japan		Member of the Hubert H.
			(1993-1996). Formerly Vice President of		Humphrey Institute of Public
			the United States, U.S. Senator and		Affairs Advisory Board, The
			Attorney General of the State of		Mike and Maureen Mans-
			Minnesota. 1984 Democratic Nominee for		field Foundation and the
			President of the United States.		Dean’s Board of Visitors of
the Medical School at the
University of Minnesota.

[1]	The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for pur- poses of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.
[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.
[5]	The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
[6]	For Advantage appointed Director on August 11, 1994.
[7]	Appointed Audit Committee Member on May 25, 2004.
[8]	Trustee on Advantage and an Advisory Trustee on Preferred Opportunity and Global.
[9]	Director/Trustee on 19 of the closed-end Trusts and an Advisory Director/Trustee on the remaining 33 closed-end Trusts.
[10]	For Advantage appointed Director on June 19, 1992.
[11]	Except during the periods August 12, 1993 through April 15, 1997 and October 31, 2002 through November 11, 2002 for Advantage.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Advantage and Global may elect, while shareholders of Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After Advantage and/or Global declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

     After Preferred Opportunity declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

     On August 25, 2004, BlackRock, Inc., the parent of BlackRock Advisors, Inc., the Trusts’ investment advisor, entered into an agreement with MetLife, Inc.® to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment advisor to the State Street Research mutual funds. This acquisition was completed on January 31, 2005. Management believes there will be no impact to the Trusts as a result of this transaction.

     Each Trust listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and has filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

     There have been no material changes in the Trusts’ investment objectives or policies that have not been approved by the shareholders or to their charters or by-laws or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea, James Kong and Vincent B. Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Directors/Trustees
    Ralph L. Schlosstein, Chairman
    Andrew F. Brimmer
    Richard E. Cavanagh
    Kent Dixon
    Frank J. Fabozzi
    Kathleen F. Feldstein[1]
    R. Glenn Hubbard[3]
    Robert S. Kapito
    James Clayburn La Force, Jr.
    Walter F. Mondale

Officers
   Robert S. Kapito,President
    Henry Gabbay, Treasurer
    Bartholomew Battista, Chief Compliance Officer
    Anne Ackerley, Vice President
    Richard M. Shea, Vice President/Tax
    James Kong, Assistant Treasurer
    Vincent B. Tritto, Secretary
    Brian P. Kindelan, Assistant Secretary

Investment Advisor
   BlackRock Advisors, Inc.
    100 Bellevue Parkway
    Wilmington, DE 19809
    (800) 227-7BFM

Sub-Advisor[2] BlackRock Financial Management, Inc.
    40 East 52nd Street
    New York, NY 10022

Accounting Agent and Custodian
   State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02110

Transfer Agent
    EquiServe Trust Company, N.A.
    250 Royall Street
    Canton, MA 02021
    (800) 699-1BFM

Auction Agent[2] Bank of New York
    101 Barclay Street, 7 West
    New York, NY 10286

Independent Registered Public Accounting Firm
   Deloitte & Touche LLP
    200 Berkeley Street
    Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
    Four Times Square
    New York, NY 10036

Legal Counsel – Independent Trustees
   Debevoise & Plimpton LLP
    919 Third Avenue
    New York, NY 10022

     This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

1 Trustee for Advantage only. Advisory Trustee for Global and Preferred Opportunity. Appointed on January 19, 2005 for each trust.

2 For Global and Preferred Opportunity.

3 Appointed on November 16, 2004.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)669-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-5

Item 2. Code of Ethics.
(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
 (a)       Audit Fees.      The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $32,000 for the fiscal year ended December 31, 2004 and $32,800 for the fiscal year ended December 31, 2003.

(b)       Audit-Related Fees.       The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $5,300 for the fiscal year ended December 31, 2004 and $3,000 for the fiscal year ended December 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)       Tax Fees.      The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,200 for the fiscal year ended December 31, 2004 and $25,000 for the fiscal year ended December 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)       All Other Fees.       There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)       Audit Committee Pre-Approval Policies and Procedures.
           (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

           For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

           In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

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Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

           Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

           In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

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           (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $11,500 for the fiscal year ended December 31, 2004 and $28,000 for the fiscal year ended December 31, 2003.

(h)      Not applicable.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

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(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Global Floating Rate Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 15, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Treasurer
Date:	September 15, 2005

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 15, 2005

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